DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES

	As of June 30,
	2024	2025
	S$	S$
Prepayment (1)	3,134	5,793,647
Security deposit (2)	830,220	137,671
Staff loan	1,118	-
Other receivables (3)	6,540	3,219,070
Deposits, prepayments and other receivables	841,012	9,150,388

(1)

As of June 30, 2024, this amount includes prepayment paid to a related party, LRS-Premium Pte. Ltd. for the rental of Central Kitchen and equipment of S$569,252, which was fully settled as of June 30, 2024.

As of June 30, 2025, this amount includes prepayment paid to the third parties for forthcoming goods or services to be derived according to the contract term.

(2)	This amount includes security deposit paid to a related party, LRS-Premium Pte. Ltd. for the security deposit paid for the rental of Central Kitchen and rental of equipment. (2024: S$778,000; 2025: S$0)
(3)	As of June 30, 2025, other receivables comprise S$2,565,000 (US$2,000,000) representing trust fund for the acquisition of a Hong Kong entity, and S$641,250 (US$500,000) due from a third-party borrower under a promissory note bearing interest at 6% per annum.